Revenue and Expenses - Depreciation and Amortization (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Analysis of income and expense [abstract]
Property, plant and equipment (Note 8)	€ 4,360	€ 5,022	€ 5,613
Intangible assets (Note 6)	2,388	2,735	3,248
Rights of use (Note 9)	1,649	1,602	1,721
Total	€ 8,397	€ 9,359	€ 10,582